23. Loans and Financing (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	R$ 2,974,839	R$ 2,575,551	R$ 3,768,502
2019
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	1,219,313
2020
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	407,504
2021
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	141,144
2022
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	136,801
2023
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	135,156
After 2023
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	934,921
Foreign currency
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	88,485
Foreign currency | 2019
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	0
Foreign currency | 2020
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	0
Foreign currency | 2021
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	0
Foreign currency | 2022
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	0
Foreign currency | 2023
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	0
Foreign currency | After 2023
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	88,485
Local currency
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	2,886,354
Local currency | 2019
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	1,219,313
Local currency | 2020
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	407,504
Local currency | 2021
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	141,144
Local currency | 2022
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	136,801
Local currency | 2023
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	135,156
Local currency | After 2023
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	R$ 846,436